RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Guarantee	$ 0	$ (154,043)
Ossen Material Research [Member] | Short-term debt [Member]
Related Party Transaction [Line Items]
Guarantee	70,635,721
Ossen Material Research [Member] | Notes payable [Member]
Related Party Transaction [Line Items]
Guarantee	2,162,318
Ossen Shanghai [Member] | Short-term debt [Member]
Related Party Transaction [Line Items]
Guarantee	28,542,598
Shanghai Pujiang [Member] | Short-term debt [Member]
Related Party Transaction [Line Items]
Guarantee	59,824,131
Shanghai Pujiang [Member] | Notes payable [Member]
Related Party Transaction [Line Items]
Guarantee	$ 7,207,727